Condensed Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net Income	$ 603.6	$ 669.5	$ 864.2
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Client Support-Related Charges (Benefit)			(109.3)
Capital Support Agreement Payments			(204.8)
Increase (Decrease) in Accrued Income Taxes	(115.5)	153.5	61.4
Other, net	484.9	142.4	(197.4)
Net Cash Provided by Operating Activities	1,254.3	790.2	1,014.7
INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	(1,345.1)	(2,446.1)	3,815.8
Purchases of Securities - Available for Sale	(33,302.1)	(14,697.0)	(14,053.0)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	23,082.9	11,432.5	11,925.9
Other, net	162.8	521.2	(148.4)
Net Cash Provided by (Used in) Investing Activities	(15,388.4)	(1,768.0)	(1,678.6)
FINANCING ACTIVITIES:
Net Increase in Senior Notes	500.0	1,142.7	500.0
Proceeds from Common Stock Issuance			834.1
Redemption of Preferred Stock - Series B			(1,576.0)
Cash Dividends Paid on Preferred Stock			(46.6)
Repurchase of Warrant to Purchase Common Stock			(87.0)
Treasury Stock Purchased	(79.0)	(5.9)	(10.7)
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Net Proceeds from Stock Options	75.6	70.6	38.9
Other, net		1.2	(140.7)
Net Cash Provided by (Used in) Financing Activities	15,803.6	1,145.1	421.2
Increase (Decrease) in Cash and Due from Banks	1,497.3	326.2	(156.4)
Cash and Due from Banks at Beginning of Year	2,818.0	2,491.8	2,648.2
Cash and Due from Banks at End of Year	4,315.3	2,818.0	2,491.8
Parent Company
OPERATING ACTIVITIES:
Net Income	603.6	669.5	864.2
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(120.1)	(620.9)	(382.2)
Decrease in Prepaid Expenses	0.2	1.2	2.0
Client Support-Related Charges (Benefit)			(109.3)
Capital Support Agreement Payments			(204.8)
Increase (Decrease) in Accrued Income Taxes	28.5	61.8	283.6
Other, net	(41.2)	(13.3)	20.4
Net Cash Provided by Operating Activities	471.0	98.3	473.9
INVESTING ACTIVITIES:
Net Increase in Time Deposits with Banks	292.1	(77.2)	(268.0)
Purchases of Securities - Available for Sale	(91.4)	(109.7)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	105.4	4.7	411.8
Net Increase in Capital Investments in Subsidiaries	(0.5)	(204.8)	(42.0)
Advances to Wholly-Owned Subsidiaries	(750.0)
Other, net		(0.9)	(7.9)
Net Cash Provided by (Used in) Investing Activities	(444.4)	(387.9)	93.9
FINANCING ACTIVITIES:
Net Increase in Senior Notes	250.0	497.2	500.0
Proceeds from Common Stock Issuance			834.1
Redemption of Preferred Stock - Series B			(1,576.0)
Cash Dividends Paid on Preferred Stock			(46.6)
Repurchase of Warrant to Purchase Common Stock			(87.0)
Treasury Stock Purchased	(79.0)	(5.9)	(10.7)
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Net Proceeds from Stock Options	75.6	70.6	38.9
Other, net	0.1	1.2	23.8
Net Cash Provided by (Used in) Financing Activities	(27.0)	289.9	(583.8)
Increase (Decrease) in Cash and Due from Banks	(0.4)	0.3	(16.0)
Cash and Due from Banks at Beginning of Year	6.8	6.5	22.5
Cash and Due from Banks at End of Year	$ 6.5	$ 6.8	$ 6.5